Net Loss Per Share - Computation of net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss-basic and diluted	$ (79,595)	$ (20,157)	$ (133,187)	$ (35,679)
Net loss - basic and diluted					$ (145,510)	$ (23,605)	$ (27,780)
Denominator:
Weighted average common shares outstanding - basic and diluted	385,945,332	289,823,175	371,519,800	284,054,689	294,549,146	261,228,108	236,040,717
Net loss per share attributable to common stockholders - basic and diluted	$ (0.21)	$ (0.07)	$ (0.36)	$ (0.13)	$ (0.49)	$ (0.09)	$ (0.12)